Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 67,235	¥ 67,851	¥ 65,372	¥ 71,416
Provision (Reversal)	5,451	1,635	7,731	2,469
Allowance of purchased loans during the reporting period	7,261	2,067	7,580	2,095
Charge-offs	(11,225)	(4,014)	(14,706)	(11,840)
Recoveries	239	361	400	447
Other	907	1,258	3,491	4,571
Ending balance	69,868	69,158	69,868	69,158
Collective (pool) assessment	54,453	52,294	54,453	52,294	¥ 51,759
Individual assessment	15,415	16,864	15,415	16,864	13,613
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,388	16,665	15,719	16,303
Provision (Reversal)	942	123	1,717	582
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(609)	(650)	(1,234)	(1,430)
Recoveries	0	18	17	25
Other	88	84	590	760
Ending balance	16,809	16,240	16,809	16,240
Collective (pool) assessment	12,366	12,030	12,366	12,030	12,032
Individual assessment	4,443	4,210	4,443	4,210	3,687
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	65,580	64,875	63,890	64,134
Provision (Reversal)	5,338	1,474	7,477	2,312
Allowance of purchased loans during the reporting period	7,261	2,067	7,580	2,095
Charge-offs	(11,089)	(3,983)	(14,528)	(7,273)
Recoveries	234	373	395	432
Other	754	1,131	3,264	4,237
Ending balance	68,078	65,937	68,078	65,937
Collective (pool) assessment	53,751	51,665	53,751	51,665	51,211
Individual assessment	14,327	14,272	14,327	14,272	12,679
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,655	2,976	1,482	7,282
Provision (Reversal)	113	161	254	157
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(136)	(31)	(178)	(4,567)
Recoveries	5		5	15
Recoveries		(12)
Other	153	127	227	334
Ending balance	1,790	3,221	1,790	3,221
Collective (pool) assessment	702	629	702	629	548
Individual assessment	1,088	2,592	1,088	2,592	934
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,003	5,725	4,092	5,716
Provision (Reversal)	30	(80)	(50)	0
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(88)	(3)	(144)	(82)
Recoveries	38	5	84	13
Other	0	1	1	1
Ending balance	3,983	5,648	3,983	5,648
Collective (pool) assessment	3,613	5,153	3,613	5,153	3,644
Individual assessment	370	495	370	495	448
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	532	471	446	455
Provision (Reversal)	65	1	118	(2)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	1	0	1	0
Other	8	(16)	41	3
Ending balance	606	456	606	456
Collective (pool) assessment	575	456	575	456	446
Individual assessment	31	0	31	0	0
Consumer | Card loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,102	9,933	9,022	10,019
Provision (Reversal)	433	209	753	228
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(206)	(158)	(450)	(265)
Recoveries	4	2	8	4
Other	0	0	0	0
Ending balance	9,333	9,986	9,333	9,986
Collective (pool) assessment	8,611	9,357	8,611	9,357	8,329
Individual assessment	722	629	722	629	693
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	8,487	5,915	7,759	5,204
Provision (Reversal)	1,369	1,038	2,970	2,152
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(930)	(460)	(1,806)	(865)
Recoveries	1	2	3	4
Other	0	0	1	0
Ending balance	8,927	6,495	8,927	6,495
Collective (pool) assessment	6,487	4,167	6,487	4,167	5,337
Individual assessment	2,440	2,328	2,440	2,328	2,422
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,153	1,164	1,889	1,105
Provision (Reversal)	884	242	1,370	286
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(630)	(140)	(1,124)	(206)
Recoveries	82	0	163	0
Other	47	56	238	137
Ending balance	2,536	1,322	2,536	1,322
Collective (pool) assessment	1,896	1,187	1,896	1,187	1,467
Individual assessment	640	135	640	135	422
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	262	65	253	81
Provision (Reversal)	(36)	17	(27)	1
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Other	0	0	0	0
Ending balance	226	82	226	82
Collective (pool) assessment	226	82	226	82	253
Individual assessment	0	0	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,727	2,235	1,494	2,691
Provision (Reversal)	98	(218)	197	(944)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Other	58	(148)	192	122
Ending balance	1,883	1,869	1,883	1,869
Collective (pool) assessment	837	857	837	857	560
Individual assessment	1,046	1,012	1,046	1,012	934
Corporate | Corporate Real Estate Companies Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	788	600	777	617
Provision (Reversal)	15	4	23	(21)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	(4)	0
Recoveries	5	5	13	13
Other	1	1	0	1
Ending balance	809	610	809	610
Collective (pool) assessment	705	489	705	489	663
Individual assessment	104	121	104	121	114
Corporate | Corporate Real Estate Companies Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,044	630	1,007	735
Provision (Reversal)	(37)	54	(68)	(98)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	(14)	0	(14)
Recoveries	0	0	0	0
Other	14	10	82	57
Ending balance	1,021	680	1,021	680
Collective (pool) assessment	1,021	680	1,021	680	1,007
Individual assessment	0	0	0	0	0
Corporate | Corporate Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	976	1,206	1,152	1,337
Provision (Reversal)	128	220	(29)	256
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(1)	(107)	(23)	(277)
Recoveries	2	4	4	7
Other	(1)	0	0	0
Ending balance	1,104	1,323	1,104	1,323
Collective (pool) assessment	615	475	615	475	477
Individual assessment	489	848	489	848	675
Corporate | Corporate Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18,929	18,720	19,132	18,296
Provision (Reversal)	1,411	78	434	114
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(1,337)	(190)	(2,131)	(1,825)
Recoveries	101	281	101	310
Other	539	1,150	2,107	3,144
Ending balance	19,643	20,039	19,643	20,039
Collective (pool) assessment	16,288	16,169	16,288	16,169	16,455
Individual assessment	3,355	3,870	3,355	3,870	2,677
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,189	1,546	1,148	1,575
Provision (Reversal)	36	(214)	69	(242)
Allowance of purchased loans during the reporting period	7,261	2,067	7,580	2,095
Charge-offs	(7,288)	(2,261)	(7,612)	(2,309)
Recoveries	0	56	1	56
Other	0	(7)	12	12
Ending balance	1,198	1,187	1,198	1,187
Collective (pool) assessment	511	563	511	563	541
Individual assessment	¥ 687	¥ 624	¥ 687	¥ 624	¥ 607